Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance.
Required Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information about “compensation actually paid” (CAP) to our principal executive officers (PEOs) and (on average) to our other NEOs
(non-PEO
NEOs) during the specified years alongside total shareholder return (TSR) and net income metrics, as well as a Company-selected measure of free cash flow. The Company selected this measure as the most important in linking compensation actually paid to our NEOs for 2024 to Company performance, as free cash flow was the predominant metric used in our 2024 annual incentive plan.

	Summary Compensation Table (SCT) Total for PEO ($) (1)			Compensation Actually Paid (CAP) to PEO ($) (2)			Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm) (6)	Free Cash Flow ($mm) (7)
	PEO	Prior PEO	Interim PEO	PEO	Prior PEO	Interim PEO			Company TSR ($) (5)	S&P 500 A&D Ind. Index TSR ($) (5)
2024	18,388,629	15,050,812	n/a	19,904,513	(23,875,735)	n/a	5,929,027	(5,191,735)	54.66	136.24	(11,817)	(14,310)
2023	n/a	32,770,519	n/a	n/a	44,395,006	n/a	10,767,252	13,450,637	80.49	119.09	(2,222)	4,433
2022	n/a	22,597,178	n/a	n/a	15,203,730	n/a	7,337,949	5,790,734	58.82	111.54	(4,935)	2,000
2021	n/a	21,167,410	n/a	n/a	17,795,369	n/a	6,148,165	4,853,054	62.17	95.03	(4,202)	(4,396)
2020	n/a	21,074,052	5,221,778	n/a	14,363,337	(3,265,552)	4,904,755	2,553,749	66.10	83.94	(11,873)	(19,713)

(1)
Reflects the total compensation of our current CEO, Robert K. Ortberg (who is our PEO and joined the Company in August 2024), David Calhoun (who served as CEO prior to Mr. Ortberg), and Gregory Smith (who served as interim CEO for a period of 12 days during 2020). Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown (and for Mr. Smith, solely reflect compensation for his service as our CFO, since he received no additional compensation for his service as interim CEO in 2020).

(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Messrs. Ortberg, Calhoun and Smith, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each of their total compensation amounts for 2024 to determine CAP are shown in the table below (which also includes the adjustments made to calculate average CAP for our non-PEO
NEOs, or Other NEOs, who are identified by name and year in footnote 3).

Reconciliation of SCT Total to CAP Total for 2024 (a)

	SCT Total ($)		Grant Date Fair Value of Awards Granted During 2024 ($) (b)		Fair Value of Equity Calculated Using SEC Methodology ($) (c)		Change in Actuarial Value of Pension Benefits During 2024 ($)		CAP Total ($)
PEO	18,388,629	–	15,999,846	+	17,515,730	–	0	=	19,904,513
Prior PEO	15,050,812	–	13,245,567	+	(25,680,980)	–	0	=	(23,875,735)
Other NEOs (Average)	5,929,027	–	4,363,032	+	(6,757,731)	–	0	=	(5,191,735)

(a)
As shown in this table, the 2024 CAP totals represent the SCT figure for 2024, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during 2024, instead of the grant date value of awards granted during 2024, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for 2024. For the group of Other NEOs, averages of the foregoing amounts were used. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during 2024. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen at the end of 2015; thus, there is no longer service or prior service cost and no adjustment is required for this element.

(b)
Amounts disclosed in this column represent the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for 2024. For the group of Other NEOs, averages of the foregoing amounts were used.

(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT (on page 71), which requires us to show the grant date fair value of equity awards granted during 2024, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during 2024 (and which are still outstanding), the year-end value; plus

•	for awards granted during prior years that were still outstanding as of 2024 year-end, the change in value as of 2024 year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during 2024, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in 2024 that vested during 2024, the value as of the vesting date; plus

•
for any awards that vested during 2024, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date;
minus

•	for awards granted in prior years that were forfeited during 2024, the value as of the prior year-end.

The specific calculations for the CEO, prior CEO, interim CEO and Other NEOs (for this group, calculated as the average) for 2024 are shown in the table below.

CAP Fair Value of Equity Calculation for 2024

	YE Value of Current Year Awards Outstanding as of YE ($)		Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)		Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)		Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Value as of Prior YE for Prior Year Awards Forfeited During the Year ($)		Value of Equity for CAP Purposes ($)
PEO	17,515,730	+	0	+	0	+	0	+	0	–	0	=	17,515,730
Prior PEO	5,290,378	+	(25,226,586)	+	(5,903,565)	+	158,793	+	0	–	0	=	(25,680,980)
Other NEOs (Average)	1,205,403	+	(5,438,825)	+	(1,364,703)	+	119,342	+	0	–	1,278,948	=	(6,757,731)

(3)
Reflects the average total compensation of our
non-PEO
NEOs, as calculated in the SCT for each of the years shown. Our non-PEO
NEOs included in the table above are the following individuals: for 2024, Brian West, Stephanie Pope, Brett Gerry, Christopher Raymond, Stanley Deal and Theodore Colbert III; for 2023, Brian West, Stephanie Pope, Stanley Deal and Theodore Colbert III; for 2022, Brian West, Stanley Deal, Theodore Colbert III, Brett Gerry and Leanne Caret; for 2021, Gregory Smith, David Dohnalek, Brian West, Leanne Caret, Theodore Colbert III and Stanley Deal; and for 2020, Michael D’Ambrose, Stanley Deal and Leanne Caret (but excluding Mr. Smith, whose 2020 compensation is included in the interim PEO columns).

(4)
The dollar amounts shown in these columns reflect average “compensation actually paid” to our other NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual average final amount of compensation earned or paid to these individuals during the applicable years. The adjustments made to their average total compensation for 2024 to determine CAP are shown in the Reconciliation of SCT Total to CAP Total table in footnote 2 above.

(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index. The separate peer group used by the Compensation Committee for purposes of determining total direct compensation for our executive officers is described in more detail starting on page 55.

(6)	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown.

(7)
Free cash flow is the financial measure from the tabular list of 2024 Most Important Measures show below, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our prior and interim CEOs and other NEOs to the Company’s performance (Mr. Ortberg did not participate in our annual incentive plan for 2024). Free cash flow is defined in Appendix A on page
A-1
and is a
non-GAAP
financial measure.

Company Selected Measure Name	Free cash flow
Named Executive Officers, Footnote	Our
non-PEO
	NEOs included in the table above are the following individuals: for 2024, Brian West, Stephanie Pope, Brett Gerry, Christopher Raymond, Stanley Deal and Theodore Colbert III; for 2023, Brian West, Stephanie Pope, Stanley Deal and Theodore Colbert III; for 2022, Brian West, Stanley Deal, Theodore Colbert III, Brett Gerry and Leanne Caret; for 2021, Gregory Smith, David Dohnalek, Brian West, Leanne Caret, Theodore Colbert III and Stanley Deal; and for 2020, Michael D’Ambrose, Stanley Deal and Leanne Caret (but excluding Mr. Smith, whose 2020 compensation is included in the interim PEO columns).
Peer Group Issuers, Footnote	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index. The separate peer group used by the Compensation Committee for purposes of determining total direct compensation for our executive officers is described in more detail starting on page 55.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Messrs. Ortberg, Calhoun and Smith, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each of their total compensation amounts for 2024 to determine CAP are shown in the table below (which also includes the adjustments made to calculate average CAP for our non-PEO
NEOs, or Other NEOs, who are identified by name and year in footnote 3).

Reconciliation of SCT Total to CAP Total for 2024 (a)

	SCT Total ($)		Grant Date Fair Value of Awards Granted During 2024 ($) (b)		Fair Value of Equity Calculated Using SEC Methodology ($) (c)		Change in Actuarial Value of Pension Benefits During 2024 ($)		CAP Total ($)
PEO	18,388,629	–	15,999,846	+	17,515,730	–	0	=	19,904,513
Prior PEO	15,050,812	–	13,245,567	+	(25,680,980)	–	0	=	(23,875,735)
Other NEOs (Average)	5,929,027	–	4,363,032	+	(6,757,731)	–	0	=	(5,191,735)

(a)
As shown in this table, the 2024 CAP totals represent the SCT figure for 2024, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during 2024, instead of the grant date value of awards granted during 2024, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for 2024. For the group of Other NEOs, averages of the foregoing amounts were used. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during 2024. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen at the end of 2015; thus, there is no longer service or prior service cost and no adjustment is required for this element.

(b)
Amounts disclosed in this column represent the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for 2024. For the group of Other NEOs, averages of the foregoing amounts were used.

(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT (on page 71), which requires us to show the grant date fair value of equity awards granted during 2024, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during 2024 (and which are still outstanding), the year-end value; plus

•	for awards granted during prior years that were still outstanding as of 2024 year-end, the change in value as of 2024 year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during 2024, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in 2024 that vested during 2024, the value as of the vesting date; plus

•
for any awards that vested during 2024, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date;
minus

•	for awards granted in prior years that were forfeited during 2024, the value as of the prior year-end.

The specific calculations for the CEO, prior CEO, interim CEO and Other NEOs (for this group, calculated as the average) for 2024 are shown in the table below.

CAP Fair Value of Equity Calculation for 2024

	YE Value of Current Year Awards Outstanding as of YE ($)		Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)		Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)		Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Value as of Prior YE for Prior Year Awards Forfeited During the Year ($)		Value of Equity for CAP Purposes ($)
PEO	17,515,730	+	0	+	0	+	0	+	0	–	0	=	17,515,730
Prior PEO	5,290,378	+	(25,226,586)	+	(5,903,565)	+	158,793	+	0	–	0	=	(25,680,980)
Other NEOs (Average)	1,205,403	+	(5,438,825)	+	(1,364,703)	+	119,342	+	0	–	1,278,948	=	(6,757,731)

Non-PEO NEO Average Total Compensation Amount	$ 5,929,027	$ 10,767,252	$ 7,337,949	$ 6,148,165	$ 4,904,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,191,735)	13,450,637	5,790,734	4,853,054	2,553,749
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Messrs. Ortberg, Calhoun and Smith, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each of their total compensation amounts for 2024 to determine CAP are shown in the table below (which also includes the adjustments made to calculate average CAP for our non-PEO
NEOs, or Other NEOs, who are identified by name and year in footnote 3).

Reconciliation of SCT Total to CAP Total for 2024 (a)

	SCT Total ($)		Grant Date Fair Value of Awards Granted During 2024 ($) (b)		Fair Value of Equity Calculated Using SEC Methodology ($) (c)		Change in Actuarial Value of Pension Benefits During 2024 ($)		CAP Total ($)
PEO	18,388,629	–	15,999,846	+	17,515,730	–	0	=	19,904,513
Prior PEO	15,050,812	–	13,245,567	+	(25,680,980)	–	0	=	(23,875,735)
Other NEOs (Average)	5,929,027	–	4,363,032	+	(6,757,731)	–	0	=	(5,191,735)

(a)
As shown in this table, the 2024 CAP totals represent the SCT figure for 2024, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during 2024, instead of the grant date value of awards granted during 2024, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for 2024. For the group of Other NEOs, averages of the foregoing amounts were used. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during 2024. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen at the end of 2015; thus, there is no longer service or prior service cost and no adjustment is required for this element.

(b)
Amounts disclosed in this column represent the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for 2024. For the group of Other NEOs, averages of the foregoing amounts were used.

(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT (on page 71), which requires us to show the grant date fair value of equity awards granted during 2024, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during 2024 (and which are still outstanding), the year-end value; plus

•	for awards granted during prior years that were still outstanding as of 2024 year-end, the change in value as of 2024 year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during 2024, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in 2024 that vested during 2024, the value as of the vesting date; plus

•
for any awards that vested during 2024, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date;
minus

•	for awards granted in prior years that were forfeited during 2024, the value as of the prior year-end.

The specific calculations for the CEO, prior CEO, interim CEO and Other NEOs (for this group, calculated as the average) for 2024 are shown in the table below.

CAP Fair Value of Equity Calculation for 2024

	YE Value of Current Year Awards Outstanding as of YE ($)		Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)		Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)		Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Value as of Prior YE for Prior Year Awards Forfeited During the Year ($)		Value of Equity for CAP Purposes ($)
PEO	17,515,730	+	0	+	0	+	0	+	0	–	0	=	17,515,730
Prior PEO	5,290,378	+	(25,226,586)	+	(5,903,565)	+	158,793	+	0	–	0	=	(25,680,980)
Other NEOs (Average)	1,205,403	+	(5,438,825)	+	(1,364,703)	+	119,342	+	0	–	1,278,948	=	(6,757,731)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2024 to Company Performance
As required, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs for 2024 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 45.

2024 Most Important Measures (Unranked)
• Free cash flow	• Operational performance
• Operating earnings	• Revenue

Total Shareholder Return Amount	$ 54.66	80.49	58.82	62.17	66.1
Peer Group Total Shareholder Return Amount	136.24	119.09	111.54	95.03	83.94
Net Income (Loss)	$ (11,817,000,000)	$ (2,222,000,000)	$ (4,935,000,000)	$ (4,202,000,000)	$ (11,873,000,000)
Company Selected Measure Amount	(14,310,000,000)	4,433,000,000	2,000,000,000	(4,396,000,000)	(19,713,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Free cash flow
Non-GAAP Measure Description	Free cash flow is the financial measure from the tabular list of 2024 Most Important Measures show below, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our prior and interim CEOs and other NEOs to the Company’s performance (Mr. Ortberg did not participate in our annual incentive plan for 2024). Free cash flow is defined in Appendix A on page
A-1
and is a
non-GAAP
	financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Operational performance
Measure:: 3
Pay vs Performance Disclosure
Name	Operating earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Robert K. Ortberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,388,629
PEO Actually Paid Compensation Amount	$ 19,904,513
PEO Name	Robert K. Ortberg
David Calhoun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,050,812	$ 32,770,519	$ 22,597,178	$ 21,167,410	$ 21,074,052
PEO Actually Paid Compensation Amount	$ (23,875,735)	$ 44,395,006	$ 15,203,730	$ 17,795,369	14,363,337
PEO Name	David Calhoun
Gregory Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,221,778
PEO Actually Paid Compensation Amount					$ (3,265,552)
PEO Name	Gregory Smith
PEO | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Robert K. Ortberg [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,999,846)
PEO | Robert K. Ortberg [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,515,730
PEO | Robert K. Ortberg [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,515,730
PEO | Robert K. Ortberg [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert K. Ortberg [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert K. Ortberg [Member] | Value as of Vesting Date for Current Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert K. Ortberg [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert K. Ortberg [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Calhoun [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,245,567)
PEO | David Calhoun [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,680,980)
PEO | David Calhoun [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,290,378
PEO | David Calhoun [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,226,586)
PEO | David Calhoun [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,903,565)
PEO | David Calhoun [Member] | Value as of Vesting Date for Current Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,793
PEO | David Calhoun [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Calhoun [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,363,032)
Non-PEO NEO | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,757,731)
Non-PEO NEO | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,205,403
Non-PEO NEO | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,438,825)
Non-PEO NEO | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,364,703)
Non-PEO NEO | Value as of Vesting Date for Current Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,342
Non-PEO NEO | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,278,948)
Non-PEO NEO | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0